Document and Entity Information	12 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 31, 2012
Registrant Name	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Central Index Key	0001172221
Amendment Flag	false
Document Creation Date	Dec 26, 2012
Document Effective Date	Dec 31, 2012
Prospectus Date	Dec 31, 2012

AllianceBernstein 2000 Retirement Strategy
ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2000 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2000 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.35%	0.34%	0.33%	0.78%	0.26%	0.18%	0.08%
Other Expenses		1.08%	1.13%	1.10%	1.07%	1.10%	1.09%	1.13%
Total Other Expenses		1.43%	1.47%	1.43%	1.85%	1.36%	1.27%	1.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		2.31%	3.05%	3.01%	2.43%	2.44%	2.10%	1.79%
Fee Waiver and/or Expense Reimbursement	[1]	(1.45%)	(1.49%)	(1.45%)	(1.87%)	(1.38%)	(1.29%)	(1.23%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.86%	1.56%	1.56%	0.56%	1.06%	0.81%	0.56%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2000 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	509	559	259	57	108	83	57
After 3 Years	982	1,002	794	578	628	533	443
After 5 Years	1,481	1,471	1,455	1,126	1,176	1,010	854
After 10 Years	2,851	3,085	3,225	2,623	2,671	2,329	2,004

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2000 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	159	159
After 3 Years	802	794
After 5 Years	1,471	1,455
After 10 Years	3,085	3,225

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 43% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value ("NAV") when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small-and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 5.64%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 12.05%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2000 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(3.40%)	0.56%	2.78%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(4.10%)	(0.34%)	1.94%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(2.08%)	0.03%	1.96%	[2]	Sep 1, 2005
CLASS B		(3.71%)	0.73%	2.75%	[2]	Sep 1, 2005
CLASS C		(0.84%)	0.72%	2.75%	[2]	Sep 1, 2005
ADVISOR CLASS		1.24%	1.72%	3.77%	[2]	Sep 1, 2005
CLASS R		0.75%	1.22%	3.27%	[2]	Sep 1, 2005
CLASS K		0.96%	1.50%	3.53%	[2]	Sep 1, 2005
CLASS I		1.23%	1.74%	3.80%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	7.34%	2.40%	4.75%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2000 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2000 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value ("NAV") when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small-and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 5.64%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 12.05%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -13.63%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2000 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.08%
Total Other Expenses	rr_OtherExpensesOverAssets	1.43%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.45%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
After 1 Year	rr_ExpenseExampleYear01	509
After 3 Years	rr_ExpenseExampleYear03	982
After 5 Years	rr_ExpenseExampleYear05	1,481
After 10 Years	rr_ExpenseExampleYear10	2,851
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	12.15%
2007	rr_AnnualReturn2007	5.79%
2008	rr_AnnualReturn2008	(25.50%)
2009	rr_AnnualReturn2009	22.84%
2010	rr_AnnualReturn2010	9.99%
2011	rr_AnnualReturn2011	0.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.63%)
1 YEAR	rr_AverageAnnualReturnYear01	(3.40%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	0.56%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.78%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2000 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.13%
Total Other Expenses	rr_OtherExpensesOverAssets	1.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	3.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
After 1 Year	rr_ExpenseExampleYear01	559
After 3 Years	rr_ExpenseExampleYear03	1,002
After 5 Years	rr_ExpenseExampleYear05	1,471
After 10 Years	rr_ExpenseExampleYear10	3,085
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,471
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,085
1 YEAR	rr_AverageAnnualReturnYear01	(3.71%)
5 YEAR	rr_AverageAnnualReturnYear05	0.73%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.75%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.33%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.10%
Total Other Expenses	rr_OtherExpensesOverAssets	1.43%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	3.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.45%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
After 1 Year	rr_ExpenseExampleYear01	259
After 3 Years	rr_ExpenseExampleYear03	794
After 5 Years	rr_ExpenseExampleYear05	1,455
After 10 Years	rr_ExpenseExampleYear10	3,225
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	794
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,225
1 YEAR	rr_AverageAnnualReturnYear01	(0.84%)
5 YEAR	rr_AverageAnnualReturnYear05	0.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.75%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.78%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.07%
Total Other Expenses	rr_OtherExpensesOverAssets	1.85%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.87%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
After 1 Year	rr_ExpenseExampleYear01	57
After 3 Years	rr_ExpenseExampleYear03	578
After 5 Years	rr_ExpenseExampleYear05	1,126
After 10 Years	rr_ExpenseExampleYear10	2,623
1 YEAR	rr_AverageAnnualReturnYear01	1.24%
5 YEAR	rr_AverageAnnualReturnYear05	1.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.77%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.10%
Total Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.38%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	108
After 3 Years	rr_ExpenseExampleYear03	628
After 5 Years	rr_ExpenseExampleYear05	1,176
After 10 Years	rr_ExpenseExampleYear10	2,671
1 YEAR	rr_AverageAnnualReturnYear01	0.75%
5 YEAR	rr_AverageAnnualReturnYear05	1.22%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.27%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.09%
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
After 1 Year	rr_ExpenseExampleYear01	83
After 3 Years	rr_ExpenseExampleYear03	533
After 5 Years	rr_ExpenseExampleYear05	1,010
After 10 Years	rr_ExpenseExampleYear10	2,329
1 YEAR	rr_AverageAnnualReturnYear01	0.96%
5 YEAR	rr_AverageAnnualReturnYear05	1.50%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.53%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.13%
Total Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
After 1 Year	rr_ExpenseExampleYear01	57
After 3 Years	rr_ExpenseExampleYear03	443
After 5 Years	rr_ExpenseExampleYear05	854
After 10 Years	rr_ExpenseExampleYear10	2,004
1 YEAR	rr_AverageAnnualReturnYear01	1.23%
5 YEAR	rr_AverageAnnualReturnYear05	1.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.80%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.10%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(0.34%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.94%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2000 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.08%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	0.03%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.96%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2000 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2000 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.34%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	2.40%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.75%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2005 Retirement Strategy
ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy’s SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2005 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2005 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.16%	0.10%	0.13%	0.09%	0.26%	0.19%	0.10%
Other Expenses		1.03%	1.07%	1.05%	1.03%	1.06%	1.06%	1.10%
Total Other Expenses		1.19%	1.17%	1.18%	1.12%	1.32%	1.25%	1.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		2.08%	2.76%	2.77%	1.71%	2.41%	2.09%	1.79%
Fee Waiver and/or Expense Reimbursement	[1]	(1.16%)	(1.14%)	(1.15%)	(1.09%)	(1.29%)	(1.22%)	(1.17%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.92%	1.62%	1.62%	0.62%	1.12%	0.87%	0.62%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2005 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	515	565	265	63	114	89	63
After 3 Years	942	948	750	432	628	537	449
After 5 Years	1,394	1,358	1,362	826	1,169	1,011	860
After 10 Years	2,645	2,842	3,016	1,928	2,648	2,324	2,009

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2005 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	165	165
After 3 Years	748	750
After 5 Years	1,358	1,362
After 10 Years	2,842	3,016

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 23% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy’s investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy’s asset allocation.
  MARKET RISK: The value of the Strategy’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy’s investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy’s NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy’s investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy’s NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 6.44%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 13.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2005 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(4.68%)	(0.04%)	2.44%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(5.35%)	(0.99%)	1.54%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(2.87%)	(0.47%)	1.67%	[2]	Sep 1, 2005
CLASS B		(4.90%)	0.14%	2.42%	[2]	Sep 1, 2005
CLASS C		(1.99%)	0.12%	2.39%	[2]	Sep 1, 2005
ADVISOR CLASS		(0.02%)	1.14%	3.44%	[2]	Sep 1, 2005
CLASS R		(0.62%)	0.63%	2.91%	[2]	Sep 1, 2005
CLASS K		(0.27%)	0.91%	3.19%	[2]	Sep 1, 2005
CLASS I		(0.02%)	1.15%	3.45%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	8.80%	2.14%	4.83%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2005 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2005 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy’s investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy’s asset allocation.
  MARKET RISK: The value of the Strategy’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy’s investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy’s NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy’s investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy’s NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 6.44%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 13.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -15.72%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2005 Retirement Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.03%
Total Other Expenses	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
After 1 Year	rr_ExpenseExampleYear01	515
After 3 Years	rr_ExpenseExampleYear03	942
After 5 Years	rr_ExpenseExampleYear05	1,394
After 10 Years	rr_ExpenseExampleYear10	2,645
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	12.83%
2007	rr_AnnualReturn2007	5.40%
2008	rr_AnnualReturn2008	(29.28%)
2009	rr_AnnualReturn2009	26.40%
2010	rr_AnnualReturn2010	11.08%
2011	rr_AnnualReturn2011	(0.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.72%)
1 YEAR	rr_AverageAnnualReturnYear01	(4.68%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(0.04%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.44%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2005 Retirement Strategy | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.07%
Total Other Expenses	rr_OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
After 1 Year	rr_ExpenseExampleYear01	565
After 3 Years	rr_ExpenseExampleYear03	948
After 5 Years	rr_ExpenseExampleYear05	1,358
After 10 Years	rr_ExpenseExampleYear10	2,842
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,358
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,842
1 YEAR	rr_AverageAnnualReturnYear01	(4.90%)
5 YEAR	rr_AverageAnnualReturnYear05	0.14%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.42%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.05%
Total Other Expenses	rr_OtherExpensesOverAssets	1.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
After 1 Year	rr_ExpenseExampleYear01	265
After 3 Years	rr_ExpenseExampleYear03	750
After 5 Years	rr_ExpenseExampleYear05	1,362
After 10 Years	rr_ExpenseExampleYear10	3,016
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	750
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,362
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,016
1 YEAR	rr_AverageAnnualReturnYear01	(1.99%)
5 YEAR	rr_AverageAnnualReturnYear05	0.12%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.39%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.03%
Total Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
After 1 Year	rr_ExpenseExampleYear01	63
After 3 Years	rr_ExpenseExampleYear03	432
After 5 Years	rr_ExpenseExampleYear05	826
After 10 Years	rr_ExpenseExampleYear10	1,928
1 YEAR	rr_AverageAnnualReturnYear01	(0.02%)
5 YEAR	rr_AverageAnnualReturnYear05	1.14%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.44%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.06%
Total Other Expenses	rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
After 1 Year	rr_ExpenseExampleYear01	114
After 3 Years	rr_ExpenseExampleYear03	628
After 5 Years	rr_ExpenseExampleYear05	1,169
After 10 Years	rr_ExpenseExampleYear10	2,648
1 YEAR	rr_AverageAnnualReturnYear01	(0.62%)
5 YEAR	rr_AverageAnnualReturnYear05	0.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.91%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.06%
Total Other Expenses	rr_OtherExpensesOverAssets	1.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
After 1 Year	rr_ExpenseExampleYear01	89
After 3 Years	rr_ExpenseExampleYear03	537
After 5 Years	rr_ExpenseExampleYear05	1,011
After 10 Years	rr_ExpenseExampleYear10	2,324
1 YEAR	rr_AverageAnnualReturnYear01	(0.27%)
5 YEAR	rr_AverageAnnualReturnYear05	0.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.19%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.10%
Total Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
After 1 Year	rr_ExpenseExampleYear01	63
After 3 Years	rr_ExpenseExampleYear03	449
After 5 Years	rr_ExpenseExampleYear05	860
After 10 Years	rr_ExpenseExampleYear10	2,009
1 YEAR	rr_AverageAnnualReturnYear01	(0.02%)
5 YEAR	rr_AverageAnnualReturnYear05	1.15%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.45%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.35%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(0.99%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.54%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2005 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.87%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(0.47%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.67%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2005 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2005 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.80%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	2.14%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.83%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2010 Retirement Strategy
ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2010 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2010 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.12%	0.18%	0.14%	0.14%	0.25%	0.19%	0.09%
Other Expenses		0.29%	0.29%	0.29%	0.27%	0.29%	0.28%	0.29%
Total Other Expenses		0.41%	0.47%	0.43%	0.41%	0.54%	0.47%	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.30%	2.06%	2.02%	1.00%	1.63%	1.31%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	(0.36%)	(0.42%)	(0.38%)	(0.36%)	(0.49%)	(0.42%)	(0.33%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.94%	1.64%	1.64%	0.64%	1.14%	0.89%	0.64%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2010 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	517	567	267	65	116	91	65
After 3 Years	786	805	597	283	466	374	276
After 5 Years	1,075	1,070	1,053	517	840	678	504
After 10 Years	1,896	2,161	2,318	1,192	1,892	1,542	1,160

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2010 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	167	167
After 3 Years	605	597
After 5 Years	1,070	1,053
After 10 Years	2,161	2,318

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 18% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 7.37%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 15.71%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2010 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(5.77%)	(0.65%)	2.17%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(6.44%)	(1.57%)	1.31%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(3.52%)	(0.95%)	1.47%	[2]	Sep 1, 2005
CLASS B		(6.05%)	(0.48%)	2.15%	[2]	Sep 1, 2005
CLASS C		(3.24%)	(0.50%)	2.13%	[2]	Sep 1, 2005
ADVISOR CLASS		(1.37%)	0.51%	3.15%	[2]	Sep 1, 2005
CLASS R		(1.78%)	none	2.65%	[2]	Sep 1, 2005
CLASS K		(1.49%)	0.26%	2.91%	[2]	Sep 1, 2005
CLASS I		(1.34%)	0.50%	3.16%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	10.12%	1.88%	4.84%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2010 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2010 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 7.37%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 15.71%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.88%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2010 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
After 1 Year	rr_ExpenseExampleYear01	517
After 3 Years	rr_ExpenseExampleYear03	786
After 5 Years	rr_ExpenseExampleYear05	1,075
After 10 Years	rr_ExpenseExampleYear10	1,896
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	13.97%
2007	rr_AnnualReturn2007	5.65%
2008	rr_AnnualReturn2008	(32.88%)
2009	rr_AnnualReturn2009	29.24%
2010	rr_AnnualReturn2010	12.02%
2011	rr_AnnualReturn2011	(1.55%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.88%)
1 YEAR	rr_AverageAnnualReturnYear01	(5.77%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(0.65%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.17%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2010 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
After 1 Year	rr_ExpenseExampleYear01	567
After 3 Years	rr_ExpenseExampleYear03	805
After 5 Years	rr_ExpenseExampleYear05	1,070
After 10 Years	rr_ExpenseExampleYear10	2,161
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	605
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,070
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,161
1 YEAR	rr_AverageAnnualReturnYear01	(6.05%)
5 YEAR	rr_AverageAnnualReturnYear05	(0.48%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.15%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
After 1 Year	rr_ExpenseExampleYear01	267
After 3 Years	rr_ExpenseExampleYear03	597
After 5 Years	rr_ExpenseExampleYear05	1,053
After 10 Years	rr_ExpenseExampleYear10	2,318
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,053
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,318
1 YEAR	rr_AverageAnnualReturnYear01	(3.24%)
5 YEAR	rr_AverageAnnualReturnYear05	(0.50%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.13%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
After 1 Year	rr_ExpenseExampleYear01	65
After 3 Years	rr_ExpenseExampleYear03	283
After 5 Years	rr_ExpenseExampleYear05	517
After 10 Years	rr_ExpenseExampleYear10	1,192
1 YEAR	rr_AverageAnnualReturnYear01	(1.37%)
5 YEAR	rr_AverageAnnualReturnYear05	0.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.15%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
After 1 Year	rr_ExpenseExampleYear01	116
After 3 Years	rr_ExpenseExampleYear03	466
After 5 Years	rr_ExpenseExampleYear05	840
After 10 Years	rr_ExpenseExampleYear10	1,892
1 YEAR	rr_AverageAnnualReturnYear01	(1.78%)
5 YEAR	rr_AverageAnnualReturnYear05	none
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.65%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
After 1 Year	rr_ExpenseExampleYear01	91
After 3 Years	rr_ExpenseExampleYear03	374
After 5 Years	rr_ExpenseExampleYear05	678
After 10 Years	rr_ExpenseExampleYear10	1,542
1 YEAR	rr_AverageAnnualReturnYear01	(1.49%)
5 YEAR	rr_AverageAnnualReturnYear05	0.26%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.91%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
After 1 Year	rr_ExpenseExampleYear01	65
After 3 Years	rr_ExpenseExampleYear03	276
After 5 Years	rr_ExpenseExampleYear05	504
After 10 Years	rr_ExpenseExampleYear10	1,160
1 YEAR	rr_AverageAnnualReturnYear01	(1.34%)
5 YEAR	rr_AverageAnnualReturnYear05	0.50%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.16%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(6.44%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(1.57%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.31%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2010 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.52%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(0.95%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.47%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2010 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2010 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.12%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	1.88%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.84%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2015 Retirement Strategy
ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2015 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2015 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.06%	0.10%	0.07%	0.05%	0.25%	0.19%	0.07%
Other Expenses		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Total Other Expenses		0.19%	0.23%	0.20%	0.18%	0.38%	0.32%	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.13%	1.87%	1.84%	0.82%	1.52%	1.21%	0.84%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.19%)	(0.16%)	(0.14%)	(0.34%)	(0.28%)	(0.16%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%	1.68%	1.68%	0.68%	1.18%	0.93%	0.68%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2015 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	521	571	271	69	120	95	69
After 3 Years	755	769	565	248	447	356	252
After 5 Years	1,007	993	985	441	797	638	450
After 10 Years	1,728	1,981	2,155	1,001	1,784	1,441	1,022

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2015 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	171	171
After 3 Years	569	565
After 5 Years	993	985
After 10 Years	1,981	2,155

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.13%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2015 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(6.90%)	(1.47%)	1.76%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(7.43%)	(2.26%)	1.02%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(4.19%)	(1.57%)	1.19%	[2]	Sep 1, 2005
CLASS B		(7.27%)	(1.30%)	1.76%	[2]	Sep 1, 2005
CLASS C		(4.48%)	(1.31%)	1.75%	[2]	Sep 1, 2005
ADVISOR CLASS		(2.44%)	(0.29%)	2.79%	[2]	Sep 1, 2005
CLASS R		(2.96%)	(0.81%)	2.25%	[2]	Sep 1, 2005
CLASS K		(2.68%)	(0.56%)	2.51%	[2]	Sep 1, 2005
CLASS I		(2.52%)	(0.30%)	2.78%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	11.03%	1.46%	4.72%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2015 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2015 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.13%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 16.69%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.40%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2015 Retirement Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
After 1 Year	rr_ExpenseExampleYear01	521
After 3 Years	rr_ExpenseExampleYear03	755
After 5 Years	rr_ExpenseExampleYear05	1,007
After 10 Years	rr_ExpenseExampleYear10	1,728
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	15.28%
2007	rr_AnnualReturn2007	5.45%
2008	rr_AnnualReturn2008	(35.67%)
2009	rr_AnnualReturn2009	30.68%
2010	rr_AnnualReturn2010	12.49%
2011	rr_AnnualReturn2011	(2.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
1 YEAR	rr_AverageAnnualReturnYear01	(6.90%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(1.47%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.76%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2015 Retirement Strategy | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
After 1 Year	rr_ExpenseExampleYear01	571
After 3 Years	rr_ExpenseExampleYear03	769
After 5 Years	rr_ExpenseExampleYear05	993
After 10 Years	rr_ExpenseExampleYear10	1,981
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	993
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,981
1 YEAR	rr_AverageAnnualReturnYear01	(7.27%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.30%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.76%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
After 1 Year	rr_ExpenseExampleYear01	271
After 3 Years	rr_ExpenseExampleYear03	565
After 5 Years	rr_ExpenseExampleYear05	985
After 10 Years	rr_ExpenseExampleYear10	2,155
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	565
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,155
1 YEAR	rr_AverageAnnualReturnYear01	(4.48%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.31%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.75%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
After 1 Year	rr_ExpenseExampleYear01	69
After 3 Years	rr_ExpenseExampleYear03	248
After 5 Years	rr_ExpenseExampleYear05	441
After 10 Years	rr_ExpenseExampleYear10	1,001
1 YEAR	rr_AverageAnnualReturnYear01	(2.44%)
5 YEAR	rr_AverageAnnualReturnYear05	(0.29%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.79%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
After 1 Year	rr_ExpenseExampleYear01	120
After 3 Years	rr_ExpenseExampleYear03	447
After 5 Years	rr_ExpenseExampleYear05	797
After 10 Years	rr_ExpenseExampleYear10	1,784
1 YEAR	rr_AverageAnnualReturnYear01	(2.96%)
5 YEAR	rr_AverageAnnualReturnYear05	(0.81%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.25%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
After 1 Year	rr_ExpenseExampleYear01	95
After 3 Years	rr_ExpenseExampleYear03	356
After 5 Years	rr_ExpenseExampleYear05	638
After 10 Years	rr_ExpenseExampleYear10	1,441
1 YEAR	rr_AverageAnnualReturnYear01	(2.68%)
5 YEAR	rr_AverageAnnualReturnYear05	(0.56%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.51%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
After 1 Year	rr_ExpenseExampleYear01	69
After 3 Years	rr_ExpenseExampleYear03	252
After 5 Years	rr_ExpenseExampleYear05	450
After 10 Years	rr_ExpenseExampleYear10	1,022
1 YEAR	rr_AverageAnnualReturnYear01	(2.52%)
5 YEAR	rr_AverageAnnualReturnYear05	(0.30%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.78%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.43%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(2.26%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.02%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2015 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.19%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(1.57%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.19%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2015 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2015 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.03%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	1.46%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.72%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2020 Retirement Strategy
ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2020 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2020 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.12%	0.16%	0.15%	0.12%	0.26%	0.19%	0.06%
Other Expenses		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Other Expenses		0.22%	0.26%	0.25%	0.22%	0.36%	0.29%	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.16%	1.90%	1.89%	0.86%	1.50%	1.18%	0.80%
Fee Waiver and/or Expense Reimbursement	[1]	(0.14%)	(0.18%)	(0.17%)	(0.14%)	(0.28%)	(0.21%)	(0.08%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02%	1.72%	1.72%	0.72%	1.22%	0.97%	0.72%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2020 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	525	575	275	74	124	99	74
After 3 Years	765	780	577	260	447	354	247
After 5 Years	1,023	1,010	1,006	463	792	629	436
After 10 Years	1,762	2,015	2,198	1,048	1,767	1,413	982

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2020 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	175	175
After 3 Years	580	577
After 5 Years	1,010	1,006
After 10 Years	2,015	2,198

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.43%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 17.87%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2020 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(8.10%)	(2.35%)	1.26%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(8.46%)	(3.04%)	0.61%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(4.91%)	(2.23%)	0.83%	[2]	Sep 1, 2005
CLASS B		(8.39%)	(2.19%)	1.23%	[2]	Sep 1, 2005
CLASS C		(5.63%)	(2.17%)	1.25%	[2]	Sep 1, 2005
ADVISOR CLASS		(3.79%)	(1.19%)	2.26%	[2]	Sep 1, 2005
CLASS R		(4.26%)	(1.69%)	1.75%	[2]	Sep 1, 2005
CLASS K		(3.93%)	(1.45%)	2.01%	[2]	Sep 1, 2005
CLASS I		(3.77%)	(1.21%)	2.25%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	11.63%	0.95%	4.53%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2020 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2020 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.43%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 17.87%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.86%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2020 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
After 1 Year	rr_ExpenseExampleYear01	525
After 3 Years	rr_ExpenseExampleYear03	765
After 5 Years	rr_ExpenseExampleYear05	1,023
After 10 Years	rr_ExpenseExampleYear10	1,762
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	16.17%
2007	rr_AnnualReturn2007	5.00%
2008	rr_AnnualReturn2008	(38.20%)
2009	rr_AnnualReturn2009	31.93%
2010	rr_AnnualReturn2010	12.92%
2011	rr_AnnualReturn2011	(4.05%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
1 YEAR	rr_AverageAnnualReturnYear01	(8.10%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(2.35%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.26%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2020 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
After 1 Year	rr_ExpenseExampleYear01	575
After 3 Years	rr_ExpenseExampleYear03	780
After 5 Years	rr_ExpenseExampleYear05	1,010
After 10 Years	rr_ExpenseExampleYear10	2,015
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,015
1 YEAR	rr_AverageAnnualReturnYear01	(8.39%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.19%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.23%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
After 1 Year	rr_ExpenseExampleYear01	275
After 3 Years	rr_ExpenseExampleYear03	577
After 5 Years	rr_ExpenseExampleYear05	1,006
After 10 Years	rr_ExpenseExampleYear10	2,198
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	577
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,198
1 YEAR	rr_AverageAnnualReturnYear01	(5.63%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.17%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.25%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
After 1 Year	rr_ExpenseExampleYear01	74
After 3 Years	rr_ExpenseExampleYear03	260
After 5 Years	rr_ExpenseExampleYear05	463
After 10 Years	rr_ExpenseExampleYear10	1,048
1 YEAR	rr_AverageAnnualReturnYear01	(3.79%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.19%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.26%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
After 1 Year	rr_ExpenseExampleYear01	124
After 3 Years	rr_ExpenseExampleYear03	447
After 5 Years	rr_ExpenseExampleYear05	792
After 10 Years	rr_ExpenseExampleYear10	1,767
1 YEAR	rr_AverageAnnualReturnYear01	(4.26%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.69%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.75%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
After 1 Year	rr_ExpenseExampleYear01	99
After 3 Years	rr_ExpenseExampleYear03	354
After 5 Years	rr_ExpenseExampleYear05	629
After 10 Years	rr_ExpenseExampleYear10	1,413
1 YEAR	rr_AverageAnnualReturnYear01	(3.93%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.45%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.01%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
After 1 Year	rr_ExpenseExampleYear01	74
After 3 Years	rr_ExpenseExampleYear03	247
After 5 Years	rr_ExpenseExampleYear05	436
After 10 Years	rr_ExpenseExampleYear10	982
1 YEAR	rr_AverageAnnualReturnYear01	(3.77%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.21%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.25%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(8.46%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.04%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.61%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2020 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.91%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(2.23%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.83%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2020 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2020 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.63%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	0.95%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.53%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2025 Retirement Strategy
ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2025 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2025 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.11%	0.15%	0.15%	0.12%	0.25%	0.19%	0.07%
Other Expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Total Other Expenses		0.23%	0.27%	0.27%	0.24%	0.37%	0.31%	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.17%	1.91%	1.91%	0.88%	1.51%	1.20%	0.83%
Fee Waiver and/or Expense Reimbursement	[1]	(0.13%)	(0.17%)	(0.17%)	(0.14%)	(0.27%)	(0.21%)	(0.09%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.04%	1.74%	1.74%	0.74%	1.24%	0.99%	0.74%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2025 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	527	577	277	76	126	101	76
After 3 Years	768	784	584	267	451	360	256
After 5 Years	1,029	1,016	1,016	474	798	639	452
After 10 Years	1,774	2,026	2,219	1,071	1,779	1,436	1,017

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2025 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	177	177
After 3 Years	584	584
After 5 Years	1,016	1,016
After 10 Years	2,026	2,219

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 19% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy’s investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy’s asset allocation.
  MARKET RISK: The value of the Strategy’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy’s investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios’ different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy’s NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy’s investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy’s NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on "Individuals--U.S." then “Pricing & Performance”).

The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.97%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 18.69%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2025 Retirement Strategy		1 YEAR		5 YEAR		SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(9.31%)		(3.02%)		1.15%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(9.58%)		(3.64%)		0.56%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(5.70%)		(2.74%)		0.79%	[2]	Sep 1, 2005
CLASS B		(9.65%)		(2.84%)		1.12%	[2]	Sep 1, 2005
CLASS C		(7.00%)		(2.86%)		1.12%	[2]	Sep 1, 2005
ADVISOR CLASS		(5.11%)		(1.88%)		2.13%	[2]	Sep 1, 2005
CLASS R		(5.54%)		(2.34%)		1.64%	[2]	Sep 1, 2005
CLASS K		(5.30%)		(2.11%)		1.88%	[2]	Sep 1, 2005
CLASS I		(5.13%)		(1.86%)		2.14%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%		1.34%		4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%		6.04%		5.59%	[2]	Sep 1, 2005
Composite Benchmark		12.36%	[3]	0.57%	[3]	4.42%	[3],[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2025 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2025 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy’s investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy’s asset allocation.
  MARKET RISK: The value of the Strategy’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy’s investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios’ different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy’s NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy’s investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy’s NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on "Individuals--U.S." then “Pricing & Performance”).

		The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 8.97%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 18.69%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.93%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2025 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	527
After 3 Years	rr_ExpenseExampleYear03	768
After 5 Years	rr_ExpenseExampleYear05	1,029
After 10 Years	rr_ExpenseExampleYear10	1,774
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	17.07%
2007	rr_AnnualReturn2007	5.23%
2008	rr_AnnualReturn2008	(40.13%)
2009	rr_AnnualReturn2009	32.81%
2010	rr_AnnualReturn2010	13.05%
2011	rr_AnnualReturn2011	(5.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
1 YEAR	rr_AverageAnnualReturnYear01	(9.31%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.02%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.15%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2025 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
After 1 Year	rr_ExpenseExampleYear01	577
After 3 Years	rr_ExpenseExampleYear03	784
After 5 Years	rr_ExpenseExampleYear05	1,016
After 10 Years	rr_ExpenseExampleYear10	2,026
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	584
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,026
1 YEAR	rr_AverageAnnualReturnYear01	(9.65%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.84%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.12%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
After 1 Year	rr_ExpenseExampleYear01	277
After 3 Years	rr_ExpenseExampleYear03	584
After 5 Years	rr_ExpenseExampleYear05	1,016
After 10 Years	rr_ExpenseExampleYear10	2,219
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	584
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,219
1 YEAR	rr_AverageAnnualReturnYear01	(7.00%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.86%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.12%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	76
After 3 Years	rr_ExpenseExampleYear03	267
After 5 Years	rr_ExpenseExampleYear05	474
After 10 Years	rr_ExpenseExampleYear10	1,071
1 YEAR	rr_AverageAnnualReturnYear01	(5.11%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.88%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.13%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
After 1 Year	rr_ExpenseExampleYear01	126
After 3 Years	rr_ExpenseExampleYear03	451
After 5 Years	rr_ExpenseExampleYear05	798
After 10 Years	rr_ExpenseExampleYear10	1,779
1 YEAR	rr_AverageAnnualReturnYear01	(5.54%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.34%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.64%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	101
After 3 Years	rr_ExpenseExampleYear03	360
After 5 Years	rr_ExpenseExampleYear05	639
After 10 Years	rr_ExpenseExampleYear10	1,436
1 YEAR	rr_AverageAnnualReturnYear01	(5.30%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.11%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.88%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	76
After 3 Years	rr_ExpenseExampleYear03	256
After 5 Years	rr_ExpenseExampleYear05	452
After 10 Years	rr_ExpenseExampleYear10	1,017
1 YEAR	rr_AverageAnnualReturnYear01	(5.13%)
5 YEAR	rr_AverageAnnualReturnYear05	(1.86%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.14%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(9.58%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.64%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.56%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2025 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.70%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(2.74%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.79%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2025 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2025 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.36%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	0.57%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.42%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2030 Retirement Strategy
ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2030 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2030 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.20%	0.25%	0.25%	0.18%	0.25%	0.19%	0.08%
Other Expenses		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Total Other Expenses		0.33%	0.38%	0.38%	0.31%	0.38%	0.32%	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.32%	2.07%	2.07%	1.00%	1.57%	1.26%	0.90%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.31%)	(0.31%)	(0.24%)	(0.31%)	(0.25%)	(0.14%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2030 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	528	579	279	78	128	103	78
After 3 Years	801	819	619	295	465	375	273
After 5 Years	1,094	1,085	1,085	529	826	668	485
After 10 Years	1,926	2,183	2,375	1,203	1,841	1,501	1,095

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2030 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	179	179
After 3 Years	619	619
After 5 Years	1,085	1,085
After 10 Years	2,183	2,375

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 22% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the “Underlying Portfolios”). The Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategy’s asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After retirement the Strategy’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy’s retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy’s retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy’s asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy’s equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy’s investments in equity securities.

The Adviser will allow the relative weightings of the Strategy’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy’s investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy’s asset allocation.
  MARKET RISK: The value of the Strategy’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy’s investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios’ different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy’s NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy’s investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy’s NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 9.66%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.78%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2030 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(10.36%)	(3.54%)	0.52%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(10.60%)	(4.04%)	0.03%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(6.43%)	(3.11%)	0.30%	[2]	Sep 1, 2005
CLASS B		(10.77%)	(3.38%)	0.47%	[2]	Sep 1, 2005
CLASS C		(7.97%)	(3.38%)	0.48%	[2]	Sep 1, 2005
ADVISOR CLASS		(6.16%)	(2.40%)	1.50%	[2]	Sep 1, 2005
CLASS R		(6.67%)	(2.90%)	1.02%	[2]	Sep 1, 2005
CLASS K		(6.40%)	(2.65%)	1.25%	[2]	Sep 1, 2005
CLASS I		(6.14%)	(2.39%)	1.50%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	12.92%	0.23%	4.35%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2030 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2030 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the “Underlying Portfolios”). The Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategy’s asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After retirement the Strategy’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy’s retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy’s retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy’s asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy’s equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy’s investments in equity securities.

The Adviser will allow the relative weightings of the Strategy’s asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy’s investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy’s asset allocation.
  MARKET RISK: The value of the Strategy’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy’s investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios’ different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy’s NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy’s investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy’s investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy’s NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 9.66%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.78%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.32%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2030 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	801
After 5 Years	rr_ExpenseExampleYear05	1,094
After 10 Years	rr_ExpenseExampleYear10	1,926
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	17.64%
2007	rr_AnnualReturn2007	5.52%
2008	rr_AnnualReturn2008	(40.98%)
2009	rr_AnnualReturn2009	32.70%
2010	rr_AnnualReturn2010	12.79%
2011	rr_AnnualReturn2011	(6.43%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
1 YEAR	rr_AverageAnnualReturnYear01	(10.36%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.54%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.52%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2030 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	819
After 5 Years	rr_ExpenseExampleYear05	1,085
After 10 Years	rr_ExpenseExampleYear10	2,183
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	619
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,085
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,183
1 YEAR	rr_AverageAnnualReturnYear01	(10.77%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.38%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.47%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	619
After 5 Years	rr_ExpenseExampleYear05	1,085
After 10 Years	rr_ExpenseExampleYear10	2,375
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	619
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,085
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,375
1 YEAR	rr_AverageAnnualReturnYear01	(7.97%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.38%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.48%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	295
After 5 Years	rr_ExpenseExampleYear05	529
After 10 Years	rr_ExpenseExampleYear10	1,203
1 YEAR	rr_AverageAnnualReturnYear01	(6.16%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.40%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.50%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	465
After 5 Years	rr_ExpenseExampleYear05	826
After 10 Years	rr_ExpenseExampleYear10	1,841
1 YEAR	rr_AverageAnnualReturnYear01	(6.67%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.90%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.02%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	375
After 5 Years	rr_ExpenseExampleYear05	668
After 10 Years	rr_ExpenseExampleYear10	1,501
1 YEAR	rr_AverageAnnualReturnYear01	(6.40%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.65%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.25%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	273
After 5 Years	rr_ExpenseExampleYear05	485
After 10 Years	rr_ExpenseExampleYear10	1,095
1 YEAR	rr_AverageAnnualReturnYear01	(6.14%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.39%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.50%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(10.60%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(4.04%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.03%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2030 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(6.43%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.11%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.30%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2030 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2030 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.92%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	0.23%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.35%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2035 Retirement Strategy
ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy’s SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2035 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2035 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.24%	0.28%	0.29%	0.24%	0.25%	0.18%	0.07%
Other Expenses		0.18%	0.19%	0.19%	0.19%	0.19%	0.18%	0.19%
Total Other Expenses		0.42%	0.47%	0.48%	0.43%	0.44%	0.36%	0.26%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Strategy Operating Expenses		1.41%	2.16%	2.17%	1.12%	1.63%	1.30%	0.95%
Fee Waiver and/or Expense Reimbursement	[1]	(0.35%)	(0.40%)	(0.41%)	(0.36%)	(0.37%)	(0.29%)	(0.19%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2035 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	528	579	279	78	128	103	78
After 3 Years	819	838	640	320	478	383	284
After 5 Years	1,131	1,123	1,127	582	852	685	507
After 10 Years	2,015	2,270	2,471	1,331	1,902	1,542	1,149

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2035 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	179	179
After 3 Years	638	640
After 5 Years	1,123	1,127
After 10 Years	2,270	2,471

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 24% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 5.34%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2035 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(11.23%)	(4.04%)	0.15%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(11.42%)	(4.46%)	(0.27%)	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(7.05%)	(3.48%)	0.03%	[2]	Sep 1, 2005
CLASS B		(11.51%)	(3.88%)	0.14%	[2]	Sep 1, 2005
CLASS C		(8.93%)	(3.89%)	0.13%	[2]	Sep 1, 2005
ADVISOR CLASS		(7.02%)	(2.91%)	1.13%	[2]	Sep 1, 2005
CLASS R		(7.39%)	(3.40%)	0.62%	[2]	Sep 1, 2005
CLASS K		(7.19%)	(3.15%)	0.89%	[2]	Sep 1, 2005
CLASS I		(7.02%)	(2.91%)	1.14%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	13.21%	(0.10%)	4.15%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2035 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 5.34%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	819
After 5 Years	rr_ExpenseExampleYear05	1,131
After 10 Years	rr_ExpenseExampleYear10	2,015
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	17.25%
2007	rr_AnnualReturn2007	5.71%
2008	rr_AnnualReturn2008	(41.49%)
2009	rr_AnnualReturn2009	31.52%
2010	rr_AnnualReturn2010	12.69%
2011	rr_AnnualReturn2011	(7.33%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
1 YEAR	rr_AverageAnnualReturnYear01	(11.23%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(4.04%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.15%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2035 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.28%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	838
After 5 Years	rr_ExpenseExampleYear05	1,123
After 10 Years	rr_ExpenseExampleYear10	2,270
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	638
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,270
1 YEAR	rr_AverageAnnualReturnYear01	(11.51%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.88%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.14%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	640
After 5 Years	rr_ExpenseExampleYear05	1,127
After 10 Years	rr_ExpenseExampleYear10	2,471
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,471
1 YEAR	rr_AverageAnnualReturnYear01	(8.93%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.89%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.13%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	320
After 5 Years	rr_ExpenseExampleYear05	582
After 10 Years	rr_ExpenseExampleYear10	1,331
1 YEAR	rr_AverageAnnualReturnYear01	(7.02%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.91%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.13%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	478
After 5 Years	rr_ExpenseExampleYear05	852
After 10 Years	rr_ExpenseExampleYear10	1,902
1 YEAR	rr_AverageAnnualReturnYear01	(7.39%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.40%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.62%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	383
After 5 Years	rr_ExpenseExampleYear05	685
After 10 Years	rr_ExpenseExampleYear10	1,542
1 YEAR	rr_AverageAnnualReturnYear01	(7.19%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.15%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.89%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	284
After 5 Years	rr_ExpenseExampleYear05	507
After 10 Years	rr_ExpenseExampleYear10	1,149
1 YEAR	rr_AverageAnnualReturnYear01	(7.02%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.91%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.14%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(11.42%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(4.46%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.27%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2035 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.05%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.48%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.03%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2035 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2035 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.21%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	(0.10%)	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.15%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2040 Retirement Strategy
ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy’s SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2040 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2040 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.31%	0.37%	0.40%	0.31%	0.25%	0.17%	0.07%
Other Expenses		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total Other Expenses		0.52%	0.58%	0.61%	0.52%	0.46%	0.38%	0.28%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		1.50%	2.26%	2.29%	1.20%	1.64%	1.31%	0.96%
Fee Waiver and/or Expense Reimbursement	[1]	(0.44%)	(0.50%)	(0.53%)	(0.44%)	(0.38%)	(0.30%)	(0.20%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2040 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	528	579	279	78	128	103	78
After 3 Years	838	858	665	337	480	386	286
After 5 Years	1,169	1,165	1,177	617	856	689	511
After 10 Years	2,103	2,364	2,585	1,416	1,912	1,553	1,160

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2040 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	179	179
After 3 Years	658	665
After 5 Years	1,165	1,177
After 10 Years	2,364	2,585

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 25% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 10.31%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.62%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2040 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(11.60%)	(4.12%)	0.27%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(11.79%)	(4.50%)	(0.12%)	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(7.31%)	(3.54%)	0.13%	[2]	Sep 1, 2005
CLASS B		(12.06%)	(3.95%)	0.25%	[2]	Sep 1, 2005
CLASS C		(9.20%)	(3.94%)	0.26%	[2]	Sep 1, 2005
ADVISOR CLASS		(7.39%)	(2.98%)	1.25%	[2]	Sep 1, 2005
CLASS R		(7.91%)	(3.47%)	0.76%	[2]	Sep 1, 2005
CLASS K		(7.69%)	(3.21%)	1.02%	[2]	Sep 1, 2005
CLASS I		(7.42%)	(2.99%)	1.26%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	13.30%	(0.12%)	4.14%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2040 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2040 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 10.31%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.62%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.39%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2040 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	838
After 5 Years	rr_ExpenseExampleYear05	1,169
After 10 Years	rr_ExpenseExampleYear10	2,103
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	17.78%
2007	rr_AnnualReturn2007	5.61%
2008	rr_AnnualReturn2008	(41.35%)
2009	rr_AnnualReturn2009	31.55%
2010	rr_AnnualReturn2010	12.56%
2011	rr_AnnualReturn2011	(7.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.39%)
1 YEAR	rr_AverageAnnualReturnYear01	(11.60%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(4.12%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.27%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2040 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.37%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	858
After 5 Years	rr_ExpenseExampleYear05	1,165
After 10 Years	rr_ExpenseExampleYear10	2,364
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,165
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,364
1 YEAR	rr_AverageAnnualReturnYear01	(12.06%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.95%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.25%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	665
After 5 Years	rr_ExpenseExampleYear05	1,177
After 10 Years	rr_ExpenseExampleYear10	2,585
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	665
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,177
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
1 YEAR	rr_AverageAnnualReturnYear01	(9.20%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.94%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.26%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.31%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	337
After 5 Years	rr_ExpenseExampleYear05	617
After 10 Years	rr_ExpenseExampleYear10	1,416
1 YEAR	rr_AverageAnnualReturnYear01	(7.39%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.98%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.25%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	480
After 5 Years	rr_ExpenseExampleYear05	856
After 10 Years	rr_ExpenseExampleYear10	1,912
1 YEAR	rr_AverageAnnualReturnYear01	(7.91%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.47%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.76%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	386
After 5 Years	rr_ExpenseExampleYear05	689
After 10 Years	rr_ExpenseExampleYear10	1,553
1 YEAR	rr_AverageAnnualReturnYear01	(7.69%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.21%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.02%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	286
After 5 Years	rr_ExpenseExampleYear05	511
After 10 Years	rr_ExpenseExampleYear10	1,160
1 YEAR	rr_AverageAnnualReturnYear01	(7.42%)
5 YEAR	rr_AverageAnnualReturnYear05	(2.99%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.26%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(11.79%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(4.50%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.12%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2040 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.31%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.54%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.13%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2040 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2040 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.30%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	(0.12%)	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.14%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2045 Retirement Strategy
ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2045 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2045 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.28%	0.38%	0.36%	0.29%	0.24%	0.16%	0.06%
Other Expenses		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total Other Expenses		0.58%	0.68%	0.66%	0.59%	0.54%	0.46%	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		1.56%	2.36%	2.34%	1.27%	1.72%	1.39%	1.04%
Fee Waiver and/or Expense Reimbursement	[1]	(0.50%)	(0.60%)	(0.58%)	(0.51%)	(0.46%)	(0.38%)	(0.28%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2045 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	528	579	279	78	128	103	78
After 3 Years	850	879	675	352	497	403	303
After 5 Years	1,194	1,206	1,198	648	890	724	547
After 10 Years	2,162	2,450	2,632	1,489	1,992	1,636	1,246

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2045 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	179	179
After 3 Years	679	675
After 5 Years	1,206	1,198
After 10 Years	2,450	2,632

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 29% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Individuals--U.S.” then “Pricing & Performance”).

The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 10.89%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 18.57%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2045 Retirement Strategy		1 YEAR	5 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(12.01%)	(4.30%)	0.06%	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions	[1]	(12.20%)	(4.72%)	(0.34%)	[2]	Sep 1, 2005
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(7.57%)	(3.68%)	(0.02%)	[2]	Sep 1, 2005
CLASS B		(12.28%)	(4.13%)	0.04%	[2]	Sep 1, 2005
CLASS C		(9.62%)	(4.12%)	0.03%	[2]	Sep 1, 2005
ADVISOR CLASS		(7.82%)	(3.17%)	1.03%	[2]	Sep 1, 2005
CLASS R		(8.25%)	(3.65%)	0.53%	[2]	Sep 1, 2005
CLASS K		(7.98%)	(3.40%)	0.79%	[2]	Sep 1, 2005
CLASS I		(7.77%)	(3.18%)	1.02%	[2]	Sep 1, 2005
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.34%	4.24%	[2]	Sep 1, 2005
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.04%	5.59%	[2]	Sep 1, 2005
Composite Benchmark	[3]	13.29%	(0.17%)	4.11%	[2]	Sep 1, 2005
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2045 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2045 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Individuals--U.S.” then “Pricing & Performance”).

		The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed from year to year over the life of the Strategy; and
  how the Strategy’s average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 10.89%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 18.57%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.49%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2045 Retirement Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.28%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	850
After 5 Years	rr_ExpenseExampleYear05	1,194
After 10 Years	rr_ExpenseExampleYear10	2,162
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	17.66%
2007	rr_AnnualReturn2007	5.72%
2008	rr_AnnualReturn2008	(41.53%)
2009	rr_AnnualReturn2009	31.34%
2010	rr_AnnualReturn2010	12.35%
2011	rr_AnnualReturn2011	(8.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
1 YEAR	rr_AverageAnnualReturnYear01	(12.01%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(4.30%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.06%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2045 Retirement Strategy | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.38%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	879
After 5 Years	rr_ExpenseExampleYear05	1,206
After 10 Years	rr_ExpenseExampleYear10	2,450
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,206
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,450
1 YEAR	rr_AverageAnnualReturnYear01	(12.28%)
5 YEAR	rr_AverageAnnualReturnYear05	(4.13%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.04%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.36%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	675
After 5 Years	rr_ExpenseExampleYear05	1,198
After 10 Years	rr_ExpenseExampleYear10	2,632
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	675
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,198
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,632
1 YEAR	rr_AverageAnnualReturnYear01	(9.62%)
5 YEAR	rr_AverageAnnualReturnYear05	(4.12%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.03%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	352
After 5 Years	rr_ExpenseExampleYear05	648
After 10 Years	rr_ExpenseExampleYear10	1,489
1 YEAR	rr_AverageAnnualReturnYear01	(7.82%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.17%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.03%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	497
After 5 Years	rr_ExpenseExampleYear05	890
After 10 Years	rr_ExpenseExampleYear10	1,992
1 YEAR	rr_AverageAnnualReturnYear01	(8.25%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.65%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.53%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	403
After 5 Years	rr_ExpenseExampleYear05	724
After 10 Years	rr_ExpenseExampleYear10	1,636
1 YEAR	rr_AverageAnnualReturnYear01	(7.98%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.40%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.79%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	303
After 5 Years	rr_ExpenseExampleYear05	547
After 10 Years	rr_ExpenseExampleYear10	1,246
1 YEAR	rr_AverageAnnualReturnYear01	(7.77%)
5 YEAR	rr_AverageAnnualReturnYear05	(3.18%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.02%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.20%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(4.72%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.34%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2045 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.57%)	[3]
5 YEAR	rr_AverageAnnualReturnYear05	(3.68%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.02%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[3]
AllianceBernstein 2045 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
5 YEAR	rr_AverageAnnualReturnYear05	1.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.59%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005
AllianceBernstein 2045 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.29%	[7]
5 YEAR	rr_AverageAnnualReturnYear05	(0.17%)	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.11%	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 1, 2005	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 9/1/05 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2050 Retirement Strategy
ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2050 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2050 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.49%	0.56%	0.50%	0.71%	0.26%	0.20%	0.06%
Other Expenses		1.42%	1.43%	1.42%	1.36%	1.42%	1.40%	1.46%
Total Other Expenses		1.91%	1.99%	1.92%	2.07%	1.68%	1.60%	1.52%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		2.89%	3.67%	3.60%	2.75%	2.86%	2.53%	2.20%
Fee Waiver and/or Expense Reimbursement	[1]	(1.83%)	(1.91%)	(1.84%)	(1.99%)	(1.60%)	(1.52%)	(1.44%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2050 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	528	579	279	78	128	103	78
After 3 Years	1,116	1,147	933	664	735	642	549
After 5 Years	1,728	1,735	1,708	1,277	1,367	1,209	1,048
After 10 Years	3,376	3,626	3,742	2,934	3,070	2,751	2,421

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2050 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	179	179
After 3 Years	947	933
After 5 Years	1,735	1,708
After 10 Years	3,629	3,742

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 57% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 11.13%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.72%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2050 Retirement Strategy		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(12.11%)	(4.88%)	[2]	Jun 29, 2007
CLASS A Return After Taxes on Distributions	[1]	(12.62%)	(5.43%)	[2]	Jun 29, 2007
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(7.23%)	(4.30%)	[2]	Jun 29, 2007
CLASS B		(12.37%)	(4.63%)	[2]	Jun 29, 2007
CLASS C		(9.63%)	(4.59%)	[2]	Jun 29, 2007
ADVISOR CLASS		(7.89%)	(3.68%)	[2]	Jun 29, 2007
CLASS R		(8.36%)	(4.17%)	[2]	Jun 29, 2007
CLASS K		(8.06%)	(3.89%)	[2]	Jun 29, 2007
CLASS I		(7.88%)	(3.68%)	[2]	Jun 29, 2007
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.11%	[2]	Jun 29, 2007
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.63%	[2]	Jun 29, 2007
Composite Benchmark	[3]	13.29%	(0.21%)	[2]	Jun 29, 2007
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 6/29/07 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2050 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2050 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 11.13%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.72%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.66%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2050 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.49%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.42%
Total Other Expenses	rr_OtherExpensesOverAssets	1.91%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	1,116
After 5 Years	rr_ExpenseExampleYear05	1,728
After 10 Years	rr_ExpenseExampleYear10	3,376
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(40.87%)
2009	rr_AnnualReturn2009	33.51%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	(8.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.66%)
1 YEAR	rr_AverageAnnualReturnYear01	(12.11%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.88%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
AllianceBernstein 2050 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.56%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.43%
Total Other Expenses	rr_OtherExpensesOverAssets	1.99%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	1,147
After 5 Years	rr_ExpenseExampleYear05	1,735
After 10 Years	rr_ExpenseExampleYear10	3,626
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	947
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,735
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,629
1 YEAR	rr_AverageAnnualReturnYear01	(12.37%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.63%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.50%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.42%
Total Other Expenses	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	3.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	933
After 5 Years	rr_ExpenseExampleYear05	1,708
After 10 Years	rr_ExpenseExampleYear10	3,742
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	933
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,708
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,742
1 YEAR	rr_AverageAnnualReturnYear01	(9.63%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.59%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.71%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.36%
Total Other Expenses	rr_OtherExpensesOverAssets	2.07%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	664
After 5 Years	rr_ExpenseExampleYear05	1,277
After 10 Years	rr_ExpenseExampleYear10	2,934
1 YEAR	rr_AverageAnnualReturnYear01	(7.89%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.68%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.42%
Total Other Expenses	rr_OtherExpensesOverAssets	1.68%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	735
After 5 Years	rr_ExpenseExampleYear05	1,367
After 10 Years	rr_ExpenseExampleYear10	3,070
1 YEAR	rr_AverageAnnualReturnYear01	(8.36%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.17%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.40%
Total Other Expenses	rr_OtherExpensesOverAssets	1.60%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	642
After 5 Years	rr_ExpenseExampleYear05	1,209
After 10 Years	rr_ExpenseExampleYear10	2,751
1 YEAR	rr_AverageAnnualReturnYear01	(8.06%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.89%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.46%
Total Other Expenses	rr_OtherExpensesOverAssets	1.52%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	549
After 5 Years	rr_ExpenseExampleYear05	1,048
After 10 Years	rr_ExpenseExampleYear10	2,421
1 YEAR	rr_AverageAnnualReturnYear01	(7.88%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(3.68%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.62%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(5.43%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
AllianceBernstein 2050 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.23%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.30%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
AllianceBernstein 2050 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.11%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.63%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2050 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.29%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.21%)	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 6/29/07 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

AllianceBernstein 2055 Retirement Strategy
ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein 2055 Retirement Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein 2055 Retirement Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		1.56%	1.61%	1.57%	1.68%	0.25%	0.19%	0.05%
Other Expenses		5.20%	5.22%	5.09%	5.39%	5.30%	5.26%	5.01%
Total Other Expenses		6.76%	6.83%	6.66%	7.07%	5.55%	5.45%	5.06%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Strategy Operating Expenses		7.74%	8.51%	8.34%	7.75%	6.73%	6.38%	5.74%
Fee Waiver and/or Expense Reimbursement	[1]	(6.68%)	(6.75%)	(6.58%)	(6.99%)	(5.47%)	(5.37%)	(4.98%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein 2055 Retirement Strategy (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	528	579	279	78	128	103	78
After 3 Years	2,027	2,071	1,844	1,649	1,501	1,412	1,265
After 5 Years	3,445	3,454	3,400	3,136	2,826	2,684	2,436
After 10 Years	6,663	6,831	6,856	6,508	5,943	5,716	5,287

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein 2055 Retirement Strategy (USD $)	CLASS B	CLASS C
After 1 Year	179	179
After 3 Years	1,875	1,844
After 5 Years	3,454	3,400
After 10 Years	6,831	6,856

PORTFOLIO TURNOVER
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 46% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

PRINCIPAL RISKS
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 11.11%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.56%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein 2055 Retirement Strategy		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A	[1]	(12.21%)	(5.36%)	[2]	Jun 29, 2007
CLASS A Return After Taxes on Distributions	[1]	(12.49%)	(5.75%)	[2]	Jun 29, 2007
CLASS A Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(7.58%)	(4.63%)	[2]	Jun 29, 2007
CLASS B		(12.54%)	(5.11%)	[2]	Jun 29, 2007
CLASS C		(9.91%)	(5.14%)	[2]	Jun 29, 2007
ADVISOR CLASS		(8.21%)	(4.22%)	[2]	Jun 29, 2007
CLASS R		(8.56%)	(4.66%)	[2]	Jun 29, 2007
CLASS K		(8.43%)	(4.40%)	[2]	Jun 29, 2007
CLASS I		(8.11%)	(4.15%)	[2]	Jun 29, 2007
S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)		16.13%	1.11%	[2]	Jun 29, 2007
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)		5.51%	6.63%	[2]	Jun 29, 2007
Composite Benchmark	[3]	13.29%	(0.21%)	[2]	Jun 29, 2007
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 6/29/07 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[3]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein 2055 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2055 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 72 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 109 of the Strategy's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) this Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.
  MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.
  INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.
  EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.
  FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Pricing & Performance").

		The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over the life of the Strategy; and
  how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 11.11%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.56%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -20.61%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein 2055 Retirement Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.56%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.20%
Total Other Expenses	rr_OtherExpensesOverAssets	6.76%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.68%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	2,027
After 5 Years	rr_ExpenseExampleYear05	3,445
After 10 Years	rr_ExpenseExampleYear10	6,663
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	(40.87%)
2009	rr_AnnualReturn2009	31.38%
2010	rr_AnnualReturn2010	12.41%
2011	rr_AnnualReturn2011	(8.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.61%)
1 YEAR	rr_AverageAnnualReturnYear01	(12.21%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(5.36%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
AllianceBernstein 2055 Retirement Strategy | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.61%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.22%
Total Other Expenses	rr_OtherExpensesOverAssets	6.83%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.75%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	2,071
After 5 Years	rr_ExpenseExampleYear05	3,454
After 10 Years	rr_ExpenseExampleYear10	6,831
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,875
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,454
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,831
1 YEAR	rr_AverageAnnualReturnYear01	(12.54%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(5.11%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.57%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.09%
Total Other Expenses	rr_OtherExpensesOverAssets	6.66%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.58%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	279
After 3 Years	rr_ExpenseExampleYear03	1,844
After 5 Years	rr_ExpenseExampleYear05	3,400
After 10 Years	rr_ExpenseExampleYear10	6,856
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,844
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,400
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,856
1 YEAR	rr_AverageAnnualReturnYear01	(9.91%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(5.14%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.68%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.39%
Total Other Expenses	rr_OtherExpensesOverAssets	7.07%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.99%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	1,649
After 5 Years	rr_ExpenseExampleYear05	3,136
After 10 Years	rr_ExpenseExampleYear10	6,508
1 YEAR	rr_AverageAnnualReturnYear01	(8.21%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.22%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.30%
Total Other Expenses	rr_OtherExpensesOverAssets	5.55%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	6.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.47%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
After 1 Year	rr_ExpenseExampleYear01	128
After 3 Years	rr_ExpenseExampleYear03	1,501
After 5 Years	rr_ExpenseExampleYear05	2,826
After 10 Years	rr_ExpenseExampleYear10	5,943
1 YEAR	rr_AverageAnnualReturnYear01	(8.56%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.66%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.26%
Total Other Expenses	rr_OtherExpensesOverAssets	5.45%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	6.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.37%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	103
After 3 Years	rr_ExpenseExampleYear03	1,412
After 5 Years	rr_ExpenseExampleYear05	2,684
After 10 Years	rr_ExpenseExampleYear10	5,716
1 YEAR	rr_AverageAnnualReturnYear01	(8.43%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.40%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.01%
Total Other Expenses	rr_OtherExpensesOverAssets	5.06%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	5.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.98%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	1,265
After 5 Years	rr_ExpenseExampleYear05	2,436
After 10 Years	rr_ExpenseExampleYear10	5,287
1 YEAR	rr_AverageAnnualReturnYear01	(8.11%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.15%)	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(12.49%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(5.75%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
AllianceBernstein 2055 Retirement Strategy | Return After Taxes on Distributions and Sale of Strategy Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.58%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(4.63%)	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[3]
AllianceBernstein 2055 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.11%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.63%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
AllianceBernstein 2055 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.29%	[7]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.21%)	[4],[7]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007	[7]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2013 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Strategy prior to that date.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date is 6/29/07 for Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares the CDSC is 0% after the first year.
[7]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Bond Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high-yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 26, 2012